Financial risk management and financial instruments - Summary of Exchangeable Note Assumptions (Details) - Exchangeable Notes Due 2026 - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Risk free rate (%)	3.67%	4.18%
Discount rate (%)	5.44%	5.95%
Volatility (%)	40.00%	40.00%
Share price (US$) (in dollars per share)	$ 580.71	$ 447.38